INVENTORY AND BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of changes in biological assets [abstract]
Schedule of biological assets
	December 31, 2018	December 31, 2017*
Carrying amount, January 1	$9,843,690	$2,320,093
Seeds used	(9,656)	(979)
Changes in fair value less costs to sell due to biological transformation	27,840,156	19,891,851
Production costs capitalized	12,305,573	4,964,199
Transferred to inventory upon harvest	(39,477,184)	(17,331,474)
Carrying amount	$10,502,579	$9,843,690

*Costs have been reallocated between production costs capitalized and changes in fair value less costs to sell due to biological transformation for the year ended December 31, 2017.

Schedule of reallocation of cost
	December 31, 2018	December 31, 2017
Carrying amount of seeds	$15,660	$25,316
Carrying amount of live plants	10,486,919	9,818,374
Carrying amount	$10,502,579	$9,843,690

Schedule of inventories.
	Dried Cannabis	Extracts	Other	December 31, 2018
Accessories	$-	$-	$52,458	$52,458
Packaging and supplies	-	-	443,520	443,520
Work-in-Progress	11,306,993	16,505,412	-	27,812,405
Finished Goods	4,095,610	2,985,497	-	7,081,107
Total Inventory	$15,402,603	$19,490,909	$495,978	$35,389,490

	Dried Cannabis	Extracts	Other	December 31, 2017
Accessories	$-	$-	$116,974	$116,974
Packaging and supplies	-	-	137,500	137,500
Work-in-Progress	3,355,635	3,942,789	-	7,298,424
Finished Goods	1,279,339	2,126,785	-	3,406,124
Total Inventory	$4,634,974	$6,069,574	$254,474	$10,959,022